FINANCIAL STATEMENT DETAILS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FINANCIAL STATEMENT DETAILS.
Net inventory balances	Our net inventory balances were:

(in millions)	September 30, 2021	December 31, 2020
Raw materials	$66.4	$60.8
Work in process	2.6	3.7
Finished goods	258.5	217.9
	$327.5	$282.4

As of December 31, 2020 and December 31, 2019, our net inventory balances, were:

	December 31,	December 31,
(in millions)	2020	2019
Raw materials	$60.8	$36.3
Work in process	3.7	3.5
Finished goods	217.9	169.2
	$282.4	$209.0

Activity in allowance for credit losses for trade and lease receivables

The following represents the activity in our allowance for credit losses for trade and lease receivables:

	Nine Months Ended September 30,
(in millions)	2021	2020
Balance, beginning of period	$35.2	$21.5
Adoption of ASC 326	—	7.1
Provision for (recovery of) bad debts	(1.9)	15.0
Provision for lease receivables associated with exit activities	16.5	—
Write-offs	(2.7)	(3.2)
Balance, end of period	$47.1	$40.4

Components of prepaid expenses and other current assets

The components of prepaid expenses and other current assets were as follows:

(in millions)	September 30, 2021	December 31, 2020
Prepaid expenses	$32.0	$35.2
Income tax receivables	27.8	22.2
Restricted cash and compensating balance deposits	2.3	3.2
Other current assets	1.5	1.4
	$63.6	$62.0

As of December 31, 2020 and December 31, 2019, the components of prepaid expenses and other current assets were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Prepaid expenses	$35.2	$37.8
Income tax receivables	22.2	17.7
Restricted cash and compensating balance deposits	3.2	8.8
Other current assets	1.4	7.1
	$62.0	$71.4

Components of other non-current assets

The components of other non-current assets were as follows:

(in millions)	September 30, 2021	December 31, 2020
Dosing and dispensing equipment	$145.2	$153.0
Tax indemnification asset	23.3	24.8
Lease receivables, net	19.6	30.2
Deferred financing fees — revolver	2.7	0.9
Restricted cash	5.0	5.7
Finance lease right-of-use assets, net	3.8	4.9
Operating lease right-of-use assets, net	53.6	62.8
Deferred taxes	58.2	60.6
Derivatives	6.6	—
Other non-current assets	20.9	26.2
	$338.9	$369.1

As of December 31, 2020 and December 31, 2019, the components of other non-current assets were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Dosing and dispensing equipment	$153.0	$181.2
Tax indemnification asset	24.8	27.6
Lease receivables	30.2	40.5
Deferred financing fees – revolver	0.9	2.1
Restricted cash	5.7	5.2
Finance lease right-of-use assets, net	4.9	5.6
Operating lease right-of-use assets, net	62.8	89.1
Deferred taxes	60.6	54.4
Other non-current assets	26.2	32.5
	$369.1	$438.2

Components of other current liabilities

The components of other current liabilities were as follows:

(in millions)	September 30, 2021	December 31, 2020
Accrued salaries, wages and related costs	$98.5	$131.9
Accrued customer volume rebates	132.4	146.0
Contingent consideration	7.0	3.3
Value added, general and sales tax payable	34.1	36.0
Accrued interest payable	0.5	24.6
Income taxes payable	8.5	6.0
Derivatives	9.6	8.8
Operating lease liabilities	20.0	22.9
Accrued share-based compensation	6.3	69.6
Other accrued liabilities	75.2	63.3
	$392.1	$512.4

As of December 31, 2020 and December 31, 2019, the components of other current liabilities were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Accrued salaries, wages and related costs	$131.9	$109.6
Accrued customer volume rebates	146.0	148.9
Contingent consideration	3.3	3.5
Value added, general and sales tax payable	36.0	41.5
Accrued interest payable	24.6	30.1
Income taxes payable	6.0	19.4
Interest rate swaps	8.8	—
Operating lease liabilities	22.9	31.9
Accrued share-based compensation	69.6	1.7
Other accrued liabilities	63.3	62.2
	$512.4	$448.8

Components of other non-current liabilities

The components of other non-current liabilities were as follows:

(in millions)	September 30, 2021	December 31, 2020
Defined benefit pension plan liability	$178.2	$203.1
Other post-employment benefit plan liability	2.2	2.2
Uncertain tax positions	43.1	43.7
Contingent consideration	0.2	4.9
Asset retirement obligations	6.5	6.6
Derivatives	17.3	12.0
Operating lease liabilities	32.0	38.8
Tax receivable agreement	258.0	—
Other non-current liabilities	26.1	17.0
	$563.6	$328.3

As of December 31, 2020 and December 31, 2019, the components of other non-current liabilities were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Defined benefit pension plan liability	$203.1	$165.9
Other post-employment benefit plan liability	2.2	1.8
Uncertain tax positions	43.7	58.0
Contingent consideration	4.9	9.0
Asset retirement obligations	6.6	5.6
Interest rate swaps	12.0	—
Operating lease liabilities	38.8	59.0
Other non-current liabilities	17.0	21.7
	$328.3	$321.0

Detail of Other (Income) Expense, net

The following table provides details of our Other (Income) Expense, net:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2021	2020	2021	2020
Interest income	$(0.8)	$(1.2)	$(2.9)	$(4.6)
Unrealized foreign exchange (gain) loss	(2.4)	(8.8)	5.2	(17.6)
Realized foreign exchange (gain) loss	5.5	(0.9)	6.1	(1.7)
Non-cash pension and other post-employment benefit plan	(4.3)	(3.5)	(12.0)	(9.7)
Release of tax indemnification asset	0.1	0.1	1.4	1.4
Factoring and securitization fees	1.4	1.3	3.6	3.2
Tax receivable agreement adjustments	—	—	4.1	—
Other, net	1.2	1.3	(0.7)	(0.2)
	$0.7	$(11.7)	$4.8	$(29.2)

The following table provides details of our Other (Income) Expense, net:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Interest income	$(5.9)	$(7.5)	(5.8)
Unrealized foreign exchange (gain) loss	(25.1)	10.8	1.8
Realized foreign exchange (gain) loss	(0.9)	0.6	(16.7)
Non-cash pension and other post-employment benefit plan (Note 14 & Note 15)	(12.9)	(8.8)	(10.5)
Adjustment to tax indemnification asset(a)	2.8	7.1	31.0
Factoring and securitization fees	4.3	3.4	0.6
Other, net	(3.0)	0.4	0.4
	$(40.7)	$6.0	$0.8
(a)	The tax indemnification adjustment reflects a release of the Company’s tax indemnification asset. The release was due to the lapse of statute of limitations for unrecognized tax benefits. See Note 16 for further discussion.